SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2023 (Unaudited)

	Principal Amount/Shares	Value

ASSET-BACKED SECURITIES - NON-AGENCY - 4.2%
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400%, 4/15/27	$950,000	$877,373
Series 2021-4A, Class D, 1.960%, 1/17/28	560,000	507,777
GLS Auto Receivables Trust
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,673,663
Mosaic Solar Loan Trust
Series 2020-1A, Class B, 3.100%, 4/20/46 (c)	623,821	528,290
Oxford Finance Funding Trust
Series 2023-1A, Class A2, 6.716%, 2/15/31 (c)	2,166,000	2,141,199
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.350%, 7/15/27	3,100,000	2,908,626
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 7.886% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	150,000	144,745
South Carolina Student Loan Corp.
Series 2013-1, Class A, 5.117% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	83,102	82,550
Total Asset-Backed Securities - Non-Agency (cost $9,107,403)		8,864,223

COLLATERALIZED LOAN OBLIGATIONS - 21.0%
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 5.852% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,445,424	2,433,566
Apidos CLO XV
Series 2013-15A, Class A1RR, 5.818% (3 Month LIBOR USD + 1.010%), 4/20/31 (c)(f)	1,000,000	991,299
Apidos CLO XXIV
Series 2016-24A, Class A1AL, 5.758% (3 Month LIBOR USD + 0.950%), 10/20/30 (c)(f)	2,500,000	2,469,997
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 5.678% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	610,847	610,090
Benefit Street Partners CLO V-B Ltd.
Series 2018-5BA, Class A1A, 5.898% (3 Month LIBOR USD + 1.090%), 4/20/31 (c)(f)	1,680,000	1,663,470
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 5.932% (3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	2,243,454	2,229,315
Series 2015-AR3, Class 1A, 5.788% (3 Month LIBOR USD + 0.980%), 7/20/31 (c)(f)	1,739,144	1,726,244
Crestline Denali CLO XVII Ltd.
Series 2018-1A, Class AR, 5.852% (3 Month LIBOR USD + 1.060%), 10/15/31 (c)(f)	2,500,000	2,480,560
Crown Point CLO IV Ltd.
Series 2018-4A, Class A, 5.908% (3 Month LIBOR USD + 1.100%), 4/20/31 (c)(f)	2,177,000	2,156,353
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 6.372% (3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	533,615	532,516
ICG US CLO Ltd.
Series 2015-1A, Class A1R, 5.938% (3 Month LIBOR USD + 1.140%), 10/19/28 (c)(f)	1,184,817	1,179,458
KKR CLO 9 Ltd.
Series 2017-9, Class AR2, 5.742% (3 Month LIBOR USD + 0.950%), 7/15/30 (c)(f)	695,370	689,508
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 6.082% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	1,543,347	1,537,916
Mountain View CLO X Ltd.
Series 2015-10A, Class AR, 5.635% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	980,147	978,819
Nassau II Ltd.
Series 2017-IIA, Class AL, 6.042% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	622,089	619,523
Neuberger Berman Loan Advisers CLO 25 Ltd.
Series 2017-25A, Class AR, 5.725% (3 Month LIBOR USD + 0.930%), 10/18/29 (c)(f)	2,955,000	2,932,693
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 5.758% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	33,131	33,094
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR3, 5.985% (3 Month LIBOR USD + 1.070%), 2/20/34 (c)(f)	726,000	714,865
OZLM VI Ltd.
Series 2014-6A, Class A1S, 5.872% (3 Month LIBOR USD + 1.080%), 4/17/31 (c)(f)	2,955,608	2,918,179
OZLM VIII Ltd.
Series 2014-8A, Class A1R3, 5.772% (3 Month LIBOR USD + 0.980%), 10/17/29 (c)(f)	2,028,006	2,014,777
OZLM XI Ltd.
Series 2015-11A, Class A1R, 6.052% (3 Month LIBOR USD + 1.250%), 10/30/30 (c)(f)	1,845,294	1,830,415
Regatta XIV Funding Ltd.
Series 2018-3A, Class A, 6.008% (3 Month LIBOR USD + 1.190%), 10/25/31 (c)(f)	1,000,000	988,335
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 6.353% (3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,605,013	1,600,559
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 6.145% (3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	1,553,550	1,542,025
Sound Point CLO V-R Ltd.
Series 2014-IRA, Class A, 5.945% (3 Month LIBOR USD + 1.150%), 7/18/31 (c)(f)	1,550,000	1,525,100
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 6.002% (3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	989,501
Telos CLO Ltd.
Series 2013-4A, Class AR, 6.032% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	967,411	960,296
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 5.672% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,135,170	1,128,674
Wellfleet CLO Ltd.
Series 2017-2A, Class A1R, 5.868% (3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	2,644,284	2,619,824
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 5.742% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	862,846	857,843
Total Collateralized Loan Obligations (cost $45,238,268)		44,954,814

COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(d)(i)	298,355	665
Total Commercial Mortgage-Backed Security - Agency (cost $1,648)		665

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 24.4%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 6.538% (1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	1,113,000	1,038,367
Series 2021-FL2, Class D, 7.088% (1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	2,792,562
Barclays Commercial Mortgage Securities LLC
Series 2019-BWAY, Class A, 5.632% (TSFR1M + 1.070%), 11/15/34 (c)(f)	1,000,000	938,572
BDS Ltd.
Series 2021-FL7, Class D, 6.941% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	3,250,000	3,044,406
Series 2021-FL7, Class E, 7.391% (1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,354,124
BrightSpire Capital, Inc.
Series 2021-FL1, Class A, 5.741% (1 Month LIBOR USD + 1.150%), 8/19/38 (c)(f)(g)	2,400,000	2,361,000
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 6.988% (1 Month LIBOR USD + 2.400%), 9/15/36 (c)(f)	2,500,000	2,408,052
Series 2021-VOLT, Class G, 7.438% (1 Month LIBOR USD + 2.850%), 9/15/36 (c)(f)	1,500,000	1,424,308
Series 2019-XL, Class F, 6.677% (TSFR1M + 2.114%), 10/15/36 (c)(f)	850,000	831,858
Series 2019-XL, Class G, 6.977% (TSFR1M + 2.414%), 10/15/36 (c)(f)	1,717,000	1,678,442
Series 2021-SOAR, Class E, 6.388% (1 Month LIBOR USD + 1.800%), 6/15/38 (c)(f)	3,473,686	3,345,888
BXMT Ltd.
Series 2020-FL3, Class A, 5.932% (SOFR30A + 1.514%), 11/15/37 (c)(f)(g)	1,250,000	1,240,981
Series 2020-FL2, Class C, 6.328% (TSFR1M + 1.764%), 2/15/38 (c)(f)(g)	2,950,000	2,764,973
Series 2021-FL4, Class C, 6.338% (1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(g)	3,000,000	2,720,730
Series 2021-FL4, Class D, 6.838% (1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(g)	3,500,000	3,075,443
DBCG Mortgage Trust
Series 2017-BBG, Class C, 5.588% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	339,747
GPMT Ltd.
Series 2021-FL3, Class B, 6.541% (1 Month LIBOR USD + 1.950%), 7/16/35 (c)(f)(g)	1,000,000	949,544
HGI CRE CLO Ltd.
Series 2021-FL1, Class AS, 5.990% (1 Month LIBOR USD + 1.400%), 6/16/36 (c)(f)(g)	934,000	897,835
Series 2021-FL1, Class C, 6.290% (1 Month LIBOR USD + 1.700%), 6/16/36 (c)(f)	2,500,000	2,337,463
Series 2021-FL1, Class D, 6.940% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	2,000,000	1,879,029
Series 2021-FL1, Class E, 7.540% (1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	702,678
Series 2021-FL2, Class D, 6.740% (1 Month LIBOR USD + 2.150%), 9/17/36 (c)(f)(g)	1,500,000	1,412,181
Series 2021-FL2, Class E, 7.040% (1 Month LIBOR USD + 2.450%), 9/17/36 (c)(f)(g)	2,038,000	1,903,051
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (c)	2,000,000	1,761,330
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 7.176% (TSFR1M + 2.614%), 7/15/36 (c)(f)	1,000,000	944,310
Series 2021-FL6, Class C, 6.451% (1 Month LIBOR USD + 1.850%), 7/16/36 (c)(f)	3,300,000	3,136,054
Series 2021-FL7, Class E, 7.391% (1 Month LIBOR USD + 2.800%), 10/16/36 (c)(f)	1,700,000	1,605,629
STWD Ltd.
Series 2021-FL2, Class D, 7.401% (1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	1,841,900
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 5.406% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	100,495	99,288
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	377,126	327,052
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $55,054,825)		52,156,797

CORPORATE BOND - 0.9%
Korth Direct Mortgage, Inc.
10.000%, 3/25/25 (c)(h)	2,000,000	1,891,250
Total Corporate Bond (cost $1,906,065)		1,891,250

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 24.1%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 9.617% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	66,891	67,568
Series 2017-C01, Class 1ED1, 5.867% (1 Month LIBOR USD + 1.250%), 7/25/29 (c)(f)	153,709	153,775
Series 2017-C01, Class 1B1, 10.367% (1 Month LIBOR USD + 5.750%), 7/25/29 (f)	2,960,000	3,275,893
Series 2019-R06, Class 2B1, 8.367% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	2,000,000	1,997,870
Series 2020-SBT1, Class 1M2, 8.267% (1 Month LIBOR USD + 3.650%), 2/25/40 (c)(f)	1,983,000	1,999,659
Series 2021-R01, Class 1M2, 6.034% (SOFR30A + 1.550%), 10/25/41 (c)(f)	3,350,000	3,295,489
Series 2021-R01, Class 1B1, 7.584% (SOFR30A + 3.100%), 10/25/41 (c)(f)	1,150,000	1,099,688
Series 2021-R02, Class 2M2, 6.484% (SOFR30A + 2.000%), 11/25/41 (c)(f)	2,000,000	1,921,666
Series 2021-R03, Class 1M2, 6.134% (SOFR30A + 1.650%), 12/25/41 (c)(f)	510,000	489,205
Series 2023-R01, Class 1M2, 8.242% (SOFR30A + 3.750%), 12/25/42 (c)(f)	1,000,000	1,015,744
Freddie Mac STACR REMIC Trust
Series 2021-HQA1, Class M2AS, 5.734% (SOFR30A + 1.250%), 8/25/33 (c)(f)	4,500,000	4,508,429
Series 2021-HQA4, Class M1, 5.434% (SOFR30A + 0.950%), 12/25/41 (c)(f)	1,864,819	1,806,242
Series 2022-DNA3, Class M18, 7.384% (SOFR30A + 2.900%), 4/25/42 (c)(f)	3,000,000	2,996,720
Series 2020-DNA1, Class B1, 6.917% (1 Month LIBOR USD + 2.300%), 1/25/50 (c)(f)	3,300,000	3,221,541
Series 2020-DNA4, Class B1, 10.617% (1 Month LIBOR USD + 6.000%), 8/25/50 (c)(f)	1,047,506	1,129,997
Series 2020-HQA4, Class B1, 9.867% (1 Month LIBOR USD + 5.250%), 9/25/50 (c)(f)	989,328	1,045,022
Series 2021-DNA1, Class B1, 7.134% (SOFR30A + 2.650%), 1/25/51 (c)(f)	1,060,000	995,046
Series 2022-DNA7, Class M1A, 6.984% (SOFR30A + 2.500%), 3/25/52 (c)(f)	1,330,586	1,344,494
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA3, Class M2B, 6.967% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,497,355
Series 2021-DNA2, Class M2, 6.784% (SOFR30A + 2.300%), 8/25/33 (c)(f)	4,112,000	4,116,964
Series 2021-DNA2, Class B1, 7.884% (SOFR30A + 3.400%), 8/25/33 (c)(f)	2,060,000	1,991,751
Series 2021-DNA6, Class M2, 5.984% (SOFR30A + 1.500%), 10/25/41 (c)(f)	1,285,000	1,227,888
Series 2021-DNA7, Class M2, 6.284% (SOFR30A + 1.800%), 11/25/41 (c)(f)	2,000,000	1,911,888
Series 2018-HRP1, Class M2, 6.267% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	34,283	34,303
Series 2018-HRP2, Class B1, 8.817% (1 Month LIBOR USD + 4.200%), 2/25/47 (c)(f)	2,042,000	2,097,236
Series 2018-SPI2, Class M2, 3.834%, 5/25/48 (a)(c)	29,416	27,895
Series 2020-HQA5, Class B1, 8.484% (SOFR30A + 4.000%), 11/25/50 (c)(f)	1,350,000	1,341,563
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3, Class B1, 7.984% (SOFR30A + 3.500%), 10/25/33 (c)(f)	1,500,000	1,448,518
Series 2021-DNA5, Class B1, 7.534% (SOFR30A + 3.050%), 1/25/34 (c)(f)	3,269,000	3,105,128
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, 3.647%, 12/25/46 (a)(c)	230,804	221,399
GNMA
Series 2008-55, Class WT, 5.499%, 6/20/37 (a)	6,100	6,089
Total Residential Mortgage-Backed Securities - Agency (cost $51,709,376)		51,392,025

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 21.5%
AMSR Trust
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	1,922,897
Angel Oak Mortgage Trust
Series 2021-3, Class M1, 2.479%, 5/25/66 (a)(c)	620,000	403,714
Bellemeade Re Ltd.
Series 2020-3A, Class M2, 9.467% (1 Month LIBOR USD + 4.850%), 10/25/30 (c)(f)	1,764,000	1,837,544
Series 2021-1A, Class M1C, 7.434% (SOFR30A + 2.950%), 3/25/31 (c)(f)	2,685,000	2,689,295
Series 2021-2A, Class M1C, 6.334% (SOFR30A + 1.850%), 6/25/31 (c)(f)	3,450,000	3,382,433
Series 2021-3A, Class M1C, 6.034% (SOFR30A + 1.550%), 9/25/31 (c)(f)	1,725,000	1,640,391
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	12,034
Boston Lending Trust
Series 2021-1, Class M1, 2.000%, 7/25/61 (a)(c)(g)	1,108,573	917,687
Series 2021-1, Class M2, 2.000%, 7/25/61 (a)(c)(g)	515,615	413,339
Brean Asset Backed Securities Trust
Series 2022-RM5, Class A, 4.500%, 9/25/62 (a)(c)	2,162,096	1,970,939
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (e)	7,506	7,425
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M2, 5.834% (SOFR30A + 1.350%), 2/25/50 (c)(f)	1,100,756	948,154
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33	3	3
Eagle RE Ltd.
Series 2021-1, Class M1C, 7.184% (SOFR30A + 2.700%), 10/25/33 (c)(f)	3,865,000	3,876,005
GCAT Trust
Series 2023-NQM1, Class A1, 4.250%, 10/25/57 (a)(c)(g)	2,413,000	2,221,929
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34 (e)	33,824	30,258
Home RE Ltd.
Series 2021-1, Class M1C, 6.917% (1 Month LIBOR USD + 2.300%), 7/25/33 (c)(f)	1,000,000	997,760
Series 2021-1, Class M2, 7.467% (1 Month LIBOR USD + 2.850%), 7/25/33 (c)(f)	1,000,000	989,957
IMC Home Equity Loan Trust
Series 1998-3, Class A8, 5.432%, 8/20/29 (g)	1,952	1,958
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 5.578%, 7/25/44 (a)(c)	131,049	129,417
Series 2018-7FRB, Class B3, 5.666%, 4/25/46 (a)(c)	2,690,435	2,498,923
Series 2019-6, Class B3, 4.234%, 12/25/49 (a)(c)	4,181,464	3,757,955
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 6.284% (SOFR30A + 1.800%), 3/25/51 (c)(f)	1,214,117	1,086,569
Lehman Mortgage Trust
Series 2008-4, Class A1, 4.997% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	735,628	236,561
LSTAR Securities Investment Ltd.
Series 2021-1, Class A, 7.366% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)(g)	228,212	214,386
Series 2023-1, Class A1, 7.810% (SOFR + 3.500%), 1/1/28 (c)(f)(g)	4,936,749	4,961,433
Radnor RE Ltd.
Series 2022-1, Class M1A, 8.234% (SOFR30A + 3.750%), 9/25/32 (c)(f)	3,000,000	2,992,148
Series 2021-1, Class M1C, 7.184% (SOFR30A + 2.700%), 12/27/33 (c)(f)	1,500,000	1,444,990
Star Trust
Series 2021-SFR1, Class E, 6.302% (1 Month LIBOR USD + 1.700%), 4/17/38 (c)(f)	3,460,000	3,326,585
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,092,195
Total Residential Mortgage-Backed Securities - Non-Agency (cost $48,445,620)		46,004,884

MONEY MARKET FUND - 3.9%
First American Government Obligations Fund - Class Z, 4.610% (b)	8,373,051	8,373,051
Total Money Market Fund (cost $8,373,051)		8,373,051

Total Investments (cost $219,836,256) - 100.0%		213,637,709
Liabilities less Other Assets - 0.0%		(44,550)
TOTAL NET ASSETS - 100.0%		$213,593,159

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 28, 2023.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of February 28, 2023, the value of these investments was $195,607,778 or 91.6% of total net assets.
(d)	Interest only security.
(e)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 28, 2023.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2023.
(g)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of February 28, 2023.
(h)	Security valued at fair value using methods determined in good faith by or at the direction of the
Fund’s valuation designee. Value determined using significant unobservable inputs.
As of February 28, 2023, the total value of fair valued securities was $1,891,250 or 0.9% of total net assets.
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
TSFR1M - 1 Month Term Secured Overnight Financing Rate

Semper Short Duration Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Non-Agency	$-	$8,864,223	$-	$8,864,223
Collateralized Loan Obligations	-	44,954,814	-	44,954,814
Commercial Mortgage-Backed Securities - Agency	-	665	-	665
Commercial Mortgage-Backed Securities - Non-Agency	-	52,156,797	-	52,156,797
Corporate Bond	-	-	1,891,250	1,891,250
Residential Mortgage-Backed Securities - Agency	-	51,392,025	-	51,392,025
Residential Mortgage-Backed Securities - Non-Agency	-	46,004,884	-	46,004,884
Total Fixed Income	-	203,373,408	1,891,250	205,264,658
Money Market Fund	8,373,051	-	-	8,373,051
Total Investments	$8,373,051	$203,373,408	$1,891,250	$213,637,709

Refer to the Fund’s schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
		Corporate
		Bond
Balance as of November 30, 2022		$1,891,250
Accrued discounts/premiums		9,593
Realized gain/(loss)		-
Change in unrealized appreciation/(depreciation)		(9,593)
Purchases		-
Sales		-
Transfers in and/or out of Level 3		-
Balance as of February 28, 2023		$1,891,250

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 28, 2023 and still classified as level 3 was $(9,593).

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/28/23	Technique(s)	Input	Input/Range

Corporate Bond	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56